Consolidated Statements of Operations - USD ($)		3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
OPERATING EXPENSES:
Formation and operating costs		$ (588,017)				$ (79,459)	$ (190,582)
Income (loss) from operations		(588,017)				(79,459)	(190,582)
OTHER INCOME (EXPENSE):
Bank interest income		3,380				37	6,812
Interest earned on cash and investments held in Trust Account		531,350					429,224
Total other income (expense)		534,730				37	436,036
Net income (loss)		(53,287)				$ (79,422)	$ 245,454
Goodvision Inc [Member]
Revenue								$ 7,743,669	$ 3,640,547
Cost of revenue								7,584,406	3,589,383
Gross profit								159,263	51,164
OPERATING EXPENSES:
General and administrative expenses								69,395	17,352
Total operating expenses								69,395	17,352
Income (loss) from operations								89,868	33,812
OTHER INCOME (EXPENSE):
Total other income (expense)								14,372
Income (loss) before income tax								104,240	33,812
Income tax expense								(23,540)	(7,901)
Net income (loss)								$ 80,700	$ 25,911
Weighted average number of shares outstanding - Basic								1,000,000	1,000,000
Weighted average number of shares outstanding - Diluted								1,000,000	1,000,000
Net income (loss) per ordinary share - Basic								$ 0.08	$ 0.03
Net income (loss) per ordinary share - Diluted								$ 0.08	$ 0.03
Goodvision AI Inc [Member]
Revenue		7,244,371	1,365,116	$ 10,553,814	$ 2,731,999
Cost of revenue		6,909,229	1,344,200	9,989,269	2,671,412
Gross profit		335,142	20,916	564,545	60,587
OPERATING EXPENSES:
General and administrative expenses		545,969	2,963	1,301,326	13,023
Total operating expenses		545,969	2,963	1,301,326	13,023
Income (loss) from operations		(210,827)	17,953	(736,781)	47,564
OTHER INCOME (EXPENSE):
Interest and other income, net		20	9,138	20	9,138
Interest expense		(260)		(260)
Total other income (expense)		(240)	9,138	(240)	9,138
Income (loss) before income tax		(211,067)	27,091	(737,021)	56,702
Income tax expense			6,041		12,644
Net income (loss)		$ (211,067)	$ 21,050	$ (737,021)	$ 44,058
Weighted average number of shares outstanding - Basic	[1],[2]	10,000	10,000	10,000	10,000
Weighted average number of shares outstanding - Diluted	[1],[2]	10,000	10,000	10,000	10,000
Net income (loss) per ordinary share - Basic	[2]	$ (21.11)	$ 2.11	$ (73.70)	$ 4.41
Net income (loss) per ordinary share - Diluted	[2]	$ (21.11)	$ 2.11	$ (73.70)	$ 4.41
Redeemable Ordinary Shares [Member]
OTHER INCOME (EXPENSE):
Weighted average number of shares outstanding - Basic		6,000,000					1,150,685
Weighted average number of shares outstanding - Diluted		6,000,000					1,150,685
Net income (loss) per ordinary share - Basic		$ (0.01)					$ 0.07
Net income (loss) per ordinary share - Diluted		$ (0.01)					$ 0.07
Non-Redeemable Ordinary Shares [Member]
OTHER INCOME (EXPENSE):
Weighted average number of shares outstanding - Basic		2,427,500	2,133,333			2,049,099	2,203,219
Weighted average number of shares outstanding - Diluted		2,427,500	2,133,333			2,049,099	2,203,219
Net income (loss) per ordinary share - Basic		$ (0.01)				$ (0.04)	$ 0.07
Net income (loss) per ordinary share - Diluted		$ (0.01)				$ (0.04)	$ 0.07

[1]	Shares and per share data have been retroactively restated to reflect the recapitalization (see Note 9).
[2]	Shares have been retroactively restated to reflect the recapitalization. See Note 9.